Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Number of Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2016	$ 250	$ 89,407	$ 222	$ (79,363)	$ 513	$ 11,029
Balance, shares at Dec. 31, 2016	21,246,502
Share-based compensation to employees		559				559
Share-based compensation to employees, shares
Exercise of warrants	$ 36	2,105				2,141
Exercise of warrants, shares	4,218,121
Conversion of convertible loan to Ordinary Shares	$ 11	3,164				3,175
Conversion of convertible loan to Ordinary Shares, shares	1,322,917
Issuance of shares, net of issuance costs of $174	$ 38	9,688				9,726
Issuance of shares, net of issuance costs of $174, shares	4,604,500
Net income (loss)				2,239	103	2,342
Other comprehensive income loss			170		43	213
Balance at Dec. 31, 2017	$ 335	104,923	392	(77,124)	659	29,185
Balance, shares at Dec. 31, 2017	31,392,040
Share-based compensation to employees		400				400
Share-based compensation to employees, shares
Issuance of shares and warrants	$ 13	787				800
Issuance of shares and warrants, shares	1,503,536
Net income (loss)				270	(55)	215
Other comprehensive income loss			(287)		(72)	(359)
Balance at Jun. 30, 2018	$ 348	$ 106,110	$ 105	$ (76,854)	$ 532	$ 30,241
Balance, shares at Jun. 30, 2018	32,895,576